Not FDIC Insured May Lose Value No Bank Guarantee
158-Q1PH

Schedule of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Schedule of Investments 5

Franklin Managed Trust
Schedule of Investments (unaudited), December 31, 2024
Franklin Rising Dividends Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 98.7%
Aerospace & Defense 3.3%
General Dynamics Corp. .............................................. 1,510,000 $ 397,869,900
RTX Corp. ........................................................ 4,475,000 517,847,000
915,716,900
Air Freight & Logistics 1.1%
United Parcel Service, Inc. , B .......................................... 2,338,500 294,884,850
Banks 2.4%
JPMorgan Chase & Co. ............................................... 2,767,500 663,397,425
Beverages 1.7%
PepsiCo, Inc. ...................................................... 3,010,000 457,700,600
Biotechnology 1.4%
AbbVie, Inc. ....................................................... 2,105,000 374,058,500
Building Products 3.2%
Carlisle Cos., Inc. ................................................... 1,035,000 381,749,400
Johnson Controls International plc ....................................... 6,190,000 488,576,700
870,326,100
Capital Markets 5.2%
Charles Schwab Corp. (The) ........................................... 5,590,000 413,715,900
Morgan Stanley ..................................................... 3,770,000 473,964,400
Nasdaq, Inc. ....................................................... 7,050,000 545,035,500
1,432,715,800
Chemicals 6.2%
Air Products and Chemicals, Inc. ........................................ 1,175,500 340,942,020
Ecolab, Inc. ........................................................ 1,735,750 406,720,940
Linde plc .......................................................... 1,720,000 720,112,400
Sherwin-Williams Co. (The) ............................................ 641,874 218,192,229
1,685,967,589
Commercial Services & Supplies 1.4%
Cintas Corp. ....................................................... 2,050,000 374,535,000
Consumer Staples Distribution & Retail 4.1%
Casey's General Stores, Inc. ........................................... 480,000 190,190,400
Target Corp. ....................................................... 1,814,000 245,216,520
Walmart, Inc. ...................................................... 7,515,000 678,980,250
1,114,387,170
Electric Utilities 1.2%
NextEra Energy, Inc. ................................................. 4,505,000 322,963,450
Electrical Equipment 1.5%
nVent Electric plc ................................................... 6,105,000 416,116,800
Financial Services 3.1%
Visa, Inc. , A ........................................................ 2,650,000 837,506,000
Food Products 2.2%
McCormick & Co., Inc. ............................................... 3,215,000 245,111,600
Mondelez International, Inc. , A .......................................... 5,775,000 344,940,750
590,052,350
Ground Transportation 0.7%
JB Hunt Transport Services, Inc. ........................................ 1,068,500 182,350,210
Health Care Equipment & Supplies 7.0%
Abbott Laboratories .................................................. 4,880,000 551,976,800

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................................... 1,524,000 $ 345,749,880
STERIS plc ........................................................ 1,070,500 220,051,980
Stryker Corp. ...................................................... 2,180,000 784,909,000
1,902,687,660
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc. .............................................. 1,537,000 777,506,820
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................................... 1,885,500 546,587,595
Household Durables 0.5%
DR Horton, Inc. ..................................................... 900,000 125,838,000
Household Products 3.0%
Colgate-Palmolive Co. ............................................... 2,945,000 267,729,950
Procter & Gamble Co. (The) ........................................... 3,365,000 564,142,250
831,872,200
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................................... 2,370,000 535,359,300
Insurance 1.4%
Erie Indemnity Co. , A ................................................. 604,250 249,089,978
Marsh & McLennan Cos., Inc. .......................................... 680,000 144,438,800
393,528,778
IT Services 2.7%
Accenture plc , A .................................................... 2,140,000 752,830,600
Life Sciences Tools & Services 2.5%
Danaher Corp. ..................................................... 1,597,455 366,695,795
West Pharmaceutical Services, Inc. ...................................... 963,500 315,604,060
682,299,855
Machinery 1.2%
Dover Corp. ....................................................... 1,090,000 204,484,000
Parker-Hannifin Corp. ................................................ 190,000 120,845,700
325,329,700
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp. ..................................................... 2,223,000 321,979,320
EOG Resources, Inc. ................................................ 2,100,000 257,418,000
Exxon Mobil Corp. ................................................... 2,155,000 231,813,350
811,210,670
Pharmaceuticals 1.5%
Johnson & Johnson ................................................. 2,830,000 409,274,600
Semiconductors & Semiconductor Equipment 8.6%
Analog Devices, Inc. ................................................. 2,787,500 592,232,250
Applied Materials, Inc. ................................................ 435,000 70,744,050
Broadcom, Inc. ..................................................... 4,320,000 1,001,548,800
Texas Instruments, Inc. ............................................... 3,702,500 694,255,775
2,358,780,875
Software 13.1%
Microsoft Corp. ..................................................... 5,625,000 2,370,937,500
Oracle Corp. ....................................................... 2,860,000 476,590,400

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.
a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Roper Technologies, Inc. .............................................. 1,429,400 $ 743,073,590
3,590,601,490
Specialty Retail 3.6%
Lowe's Cos., Inc. .................................................... 2,005,000 494,834,000
Ross Stores, Inc. ................................................... 3,230,000 488,602,100
983,436,100
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc. ........................................................ 3,055,000 765,033,100
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................................... 1,800,000 136,206,000
Trading Companies & Distributors 1.8%
WW Grainger, Inc. ................................................... 477,500 503,308,875
Total Common Stocks (Cost $ 11,707,928,765 ) ...................................
26,964,370,962
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.183% .................. 343,798,074 343,798,074
Total Money Market Funds (Cost $ 343,798,074 ) .................................
343,798,074
Total Short Term Investments (Cost $ 343,798,074 ) ...............................
343,798,074
a
Total Investments (Cost $ 12,051,726,839 ) 100.0% ...............................
$27,308,169,036
Other Assets, less Liabilities 0.0%
†
............................................
13,360,636
Net Assets 100.0% ...........................................................
$27,321,529,672

Franklin Managed Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.183% $312,631,626 $1,029,097,911 $(997,931,463) $— $— $343,798,074 343,798,074 $4,370,882
Total Affiliated Securities ... $312,631,626 $1,029,097,911 $(997,931,463) $— $— $343,798,074 $4,370,882